COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2020
Cost of Sales [Abstract]
Cost of Sales by Cost

	US Dollars
Figures in millions	2020	2019	2018
Cash operating costs	1,881	1,831	1,850
Royalties	181	137	133
Other cash costs	12	13	13
Total cash costs	2,074	1,981	1,996
Retrenchment costs	2	4	4
Rehabilitation and other non-cash costs	32	53	17
Amortisation of tangible assets (notes 32 and 36)	521	538	553
Amortisation of right of use assets (notes 16, 32 and 36)	47	42	—
Amortisation of intangible assets (notes 32 and 36)	2	3	5
Inventory change	21	5	9
	2,699	2,626	2,584